Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Product (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,339,254.8	$ 1,069,985.4	$ 1,031,473.6
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,178,456.3	927,317.3	911,296.4
Other Products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 160,798.5	$ 142,668.1	$ 120,177.2